Note 7 - Preferred Stock - Allocation of Net Proceeds from Preferred Stock Financing (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Initial carrying value of preferred stock	$ 76,095
Carrying value at December 31, 2014	76,095
Series A Convertible Preferred Stock [Member]
Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Initial carrying value of preferred stock	0
Conversions to common stock	(1,231,843)
Carrying value at December 31, 2014	0
Series A Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Net proceeds	1,999,032
Series B Convertible Preferred Stock [Member]
Net proceeds allocated to preferred stock	501,283
Accretion of beneficial conversion feature (deemed dividend)	754,286
Initial carrying value of preferred stock	0
Conversions to common stock	(1,179,474)
Carrying value at December 31, 2014	0
Series B Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Net proceeds	1,615,798
Initial Carrying Value [Member] | Series A Convertible Preferred Stock [Member]
Initial carrying value of preferred stock	871,614
Carrying value at December 31, 2014	871,614
Series A Beneficial Conversion Feature [Member] | Series B Convertible Preferred Stock [Member]
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(360,229)
Series B Beneficial Conversion Feature [Member] | Series A Convertible Preferred Stock [Member]
Accretion of beneficial conversion feature (deemed dividend)	360,229
Series B Beneficial Conversion Feature [Member] | Series B Convertible Preferred Stock [Member]
Beneficial conversion feature (recorded to Additional Paid-in Capital)	$ (754,286)